Lease Liabilities (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	May 05, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Gain on modification of building lease	$ 34	$ 219